Non-financial assets and liabilities (Details) - USD ($)		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Nonfinancial Assets And Liabilities Abstract
No finished goods impairment	$ 218,506		$ 328,833
No raw materials impairment of inventories			430,932
Total leave provision		$ 211,776
Total leave provision in current			129,837
Leases outflow cash		$ 6,100	$ 1,152